BORROWINGS	6 Months Ended
Jun. 30, 2023
BORROWINGS
BORROWINGS

8. BORROWINGS

	As of December 31,	As of June 30,
	2022	2023
	RMB	RMB	US$
			(Note 2)
Current
Short-term borrowings:
Bank loans	104,600	90,000	12,412
Current portion of long-term borrowings	7,844	13,004	1,793
Total current borrowings	112,444	103,004	14,205
Non-Current
Long-term borrowings:
Bank loans	46,505	39,958	5,510
Total non-current borrowings	46,505	39,958	5,510
Total borrowings	158,949	142,962	19,715

8. BORROWINGS (CONTINUED)

Short-term borrowings

In December 2022, Suzhou Gracell entered into a loan agreement with China Construction Bank, under which Suzhou Gracell borrowed RMB20 million for a term of 12 months. The effective interest rate of this borrowing is 3.8% per annum.Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay the principal at the end of the loan term.

In August 2022, Suzhou Gracell entered into a loan agreement with China CITIC Bank. Under the agreement Suzhou Gracell borrowed a principal amount of RMB20.0 million in the form of a term loan for 12 months. The effective interest rate of this borrowing is 3.8% per annum. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay the principal at the end of the loan term.

In March and June 2022, Suzhou Gracell entered into three loan agreements with China Industrial Bank Co., Ltd., under which Suzhou Gracell borrowed principal amounts of RMB9.9 million, RMB9.9 million and RMB9.8 million in the form of three term loans for 12 months. The effective interest rate of these borrowings is 4.30% per annum. These loans were paid back to the bank during 2023.

In March 2022, Suzhou Gracell entered into a loan agreement with Hangzhou Bank. Under the agreement, Suzhou Gracell borrowed a principal amount of RMB20.0 million in the form of a term loan for 12 months. The effective interest rate of these borrowings is 4.35% per annum. The loan was paid back to the bank in March 2023.

In August 2022 and February 2023, Suzhou Gracell entered into two loan agreements with Hangzhou Bank, under which Suzhou Gracell borrowed principal amounts of RMB15.0 million and RMB35.0 million in the form of two term loans for 12 months and 12 months, respectively. Interest on the outstanding loan balance accrues at a fixed annual rate at 3.76% and 3.76%, respectively. Suzhou Gracell is required to make interest payments on the loan on a monthly basis and repay principal at the end of the loan term.

Long-term borrowings

In January 2020, Suzhou Gracell entered into a loan agreement with Bank of China, under which Suzhou Gracell obtained a term loan facility of RMB69.0 million for a term of 72 months commencing from the first drawdown date. Interest on the outstanding loan balance accrues at a variable annual rate equal to the five-year loan prime rate plus 0.2%. Suzhou Gracell is required to make interest payments on the loan on a semi-annual basis and payments of principal according to the agreed repayment schedule which will commence from the end of the 42nd month after the first drawdown date. Suzhou Gracell borrowed an aggregate principal amount of RMB44.28 million within the facility limit as of June 30, 2023. The effective interest rate of these borrowings is 4.85% to 5.00% per annum.

In July 2020, Suzhou Gracell entered into a loan agreement with China Merchants Bank, under which Suzhou Gracell obtained a term loan facility of RMB29.0 million for a term of 60 months commencing from June 2, 2020 and ending on June 1, 2025. During the term, Suzhou Gracell may make multiple drawdowns within the facility limit. Interest on the outstanding loan balance accrues quarterly at a variable annual rate equal to the one-year loan prime rate plus 1%. Suzhou Gracell is required to make payments of principal and interest on the loan on a semi-annual basis unless otherwise agreed by the parties. Suzhou Gracell borrowed an aggregate principal amount of RMB13.87 million within the facility limit and repaid RMB5.19 million as of June 30, 2023. The effective interest rate of these borrowings is 4.85% per annum.